ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 107.9%
	ASSET MANAGEMENT - 1.0%
122,582	Brookfield Infrastructure Corporation, Class A	$ 7,340,210

	DATA CENTER REIT - 2.9%
25,265	Equinix, Inc.	19,962,635

	ELECTRIC UTILITIES - 2.2%
393,172	Brookfield Renewable Corporation	15,259,005

	INDUSTRIAL REIT - 8.3%
131,172	Innovative Industrial Properties, Inc.	30,323,031
67,034	Prologis, Inc.	8,408,075
168,095	Rexford Industrial Realty, Inc.	9,539,391
160,530	Terreno Realty Corporation	10,150,312
		58,420,809
	INFRASTRUCTURE REIT - 13.1%
197,857	American Tower Corporation	52,513,226
117,920	Crown Castle International Corporation	20,437,894
55,417	SBA Communications Corporation	18,319,198
		91,270,318
	LEISURE FACILITIES & SERVICES – 19.9%
743,081	Caesars Entertainment, Inc.(a)	83,433,136
3,108,687	Drive Shack, Inc.(a)	8,735,410
803,163	MGM Resorts International	34,656,484
141,551	Wynn Resorts Ltd. (a)	11,996,447
		138,821,477
	MULTI ASSET CLASS REIT - 4.7%
5,406,953	DigitalBridge Group, Inc.(a)	32,603,927

	OFFICE REIT - 2.8%
101,578	Alexandria Real Estate Equities, Inc.	19,408,508

	REAL ESTATE INVESTMENT TRUSTS - 5.5%
890,864	IQHQ Private Investment (a),(b),(c),(d)	16,267,177

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares				Fair Value
	COMMON STOCKS — 107.9% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 5.5% (Continued)
794,889	NewLake Capital Partners, Inc.			$ 23,377,685
				38,759,254
	RESIDENTIAL REIT – 7.1%
265,220	American Homes 4 Rent, Class A			10,110,186
83,251	Equity LifeStyle Properties, Inc.			6,501,903
691,958	Invitation Homes, Inc.			26,522,751
35,417	Sun Communities, Inc.			6,555,687
				49,690,526
	SELF-STORAGE REIT - 6.7%
99,381	Extra Space Storage, Inc.			16,695,014
115,382	Life Storage, Inc.			13,238,931
319,898	National Storage Affiliates Trust			16,887,415
				46,821,360
	SPECIALTY FINANCE - 8.6%
2,372,238	Fortress Transportation and Infrastructure			60,207,400

	TECHNOLOGY SERVICES - 2.9%
239,000	CoStar Group, Inc.(a)			20,568,340

	TELECOMMUNICATIONS - 22.2%
2,641,523	21Vianet Group, Inc. - ADR(a)			45,724,763
5,685,010	Chindata Group Holdings Ltd. - ADR(a)			47,810,934
506,570	GDS Holdings Ltd. - ADR(a)			28,676,928
1,304,516	Switch, Inc., Class A			33,121,661
				155,334,286

	TOTAL COMMON STOCKS (Cost $616,205,178)			755,353,663

	PREFERRED STOCKS — 0.5%	Dividend Rate (%)	Maturity
	LEISURE FACILITIES & SERVICES - 0.5%
15,854	Drive Shack, Inc.	9.750	Perpetual	408,558
19,523	Drive Shack, Inc.	8.050	Perpetual	497,348
105,464	Drive Shack, Inc.	8.380	Perpetual	2,719,389
	TOTAL PREFERRED STOCKS (Cost $2,131,246)			3,625,295

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value

	TOTAL INVESTMENTS - 108.4% (Cost $648,201,900)	$ 758,978,958
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.4)%	(58,823,429)
	NET ASSETS - 100.0%	$700,155,529

ADR	- American Depositary Receipt
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 15,381,569 or 2.2% of net assets.
(c)	Fair Value was determined using significant unobservable inputs.
(d)	Illiquid.

Shares		Fair Value
	COMMON STOCKS — (3.7)%
	MULTI ASSET CLASS REIT - (1.2)%
(199,673)	Vornado Realty Trust	$ (8,388,263)

	OFFICE REIT - (2.5)%
(621,982)	Empire State Realty Trust, Inc., Class A	(6,238,479)
(159,316)	SL Green Realty Corporation	(11,285,945)
		(17,524,424)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $28,477,799)	$ (25,912,687)